FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

12. FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Company measures financial instruments held, at fair value and long-term available‑for‑sale investments on a recurring basis.

The fair value of the Company’s financial instruments held, at fair value are determined based on the quoted market price (Level 1).

The Group measured the fair value of its long‑term available‑for‑sale investments using the income approach and considered those as Level 3 measurement because the Group used unobservable inputs to determine their fair values. Specifically, the Group estimates the fair value of these investments based on the discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long‑term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. Significant increases or decreases in any of those inputs in isolation would result in a significant change in fair value measurement.

As of December 31, 2018 and 2019, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2018
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	instruments	inputs	inputs	Total
	(Level 1)	(Level 2)	(level 3)	balance
	US$	US$	US$	US$
Financial instruments held, at fair value	6,435,241	—	—	6,435,241
Long‑term available‑for‑sale investments	—	—	932,251	932,251
Total	6,435,241	—	932,251	7,367,492

	As of December 31, 2019
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	instruments	inputs	inputs	Total
	(Level 1)	(Level 2)	(level 3)	balance
	US$	US$	US$	US$
Financial instruments held, at fair value
ETFs	9,096,579	—	—	9,096,579
US T-bill	5,527,192	—	—	5,527,192
Corporate bonds	257,469	—	—	257,469
Accrued expenses and other current liabilities	158,900	—	—	158,900
Long‑term available‑for‑sale investments	—	—	3,980,806	3,980,806
Total	15,040,140	—	3,980,806	19,020,946

Measured at fair value on a non‑recurring basis

The Group measures the equity securities without readily determinable fair value at fair value on a nonrecurring basis whenever there is an impairment indicator or any changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Group recognized nil,  nil and US$755,524 impairment loss related to the long-term equity securities without readily determinable fair value for the years ended December 31, 2017, 2018 and 2019, respectively.

The Group measured the value of its share options and restricted share units granted to employees and management at fair value to determine the share‑based compensation expenses on each of the grant date. The fair value was determined using models with significant unobservable inputs (Level 3 inputs).

The Group measures goodwill at fair value on a nonrecurring basis and will perform goodwill impairment test annually or more often if event occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carry amount. The Group measured acquired intangible assets using the income approach‑discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to other intangible assets arising from acquisitions during the year ended December 31, 2019. The fair value of goodwill is determined using discounted cash flows, and an impairment loss will be recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not recognize any impairment loss related to goodwill during the year ended December 31, 2019.